Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Banking Portfolio
May 31, 2026
BAN-NPRT1-0726
1.802155.122
Common Stocks - 100.0%
	Shares	Value ($)
PUERTO RICO - 2.9%
Financials - 2.9%
Banks - 2.9%
Popular Inc	87,400	12,981,522
UNITED STATES - 97.1%
Financials - 97.1%
Banks - 95.6%
1st Source Corp	68,181	5,033,121
Associated Banc-Corp	491,400	13,665,834
Bank of America Corp	661,876	34,152,802
Banner Corp	145,300	9,444,500
BOK Financial Corp	122,100	15,633,684
Citigroup Inc	224,200	28,226,780
Community Financial System Inc (a)	143,500	9,132,340
Community Trust Bancorp Inc	78,676	5,260,277
Community West Bancshares	285,900	6,864,459
East West Bancorp Inc	75,400	9,239,516
Eastern Bankshares Inc	727,000	14,343,710
FB Financial Corp	157,300	8,288,137
First Bancorp/Southern Pines NC (a)	103,470	6,087,140
First Hawaiian Inc (a)	253,400	6,836,732
First Interstate BancSystem Inc Class A (a)	388,234	13,821,130
Huntington Bancshares Inc/OH	1,002,526	16,401,325
KeyCorp	674,900	14,395,617
M&T Bank Corp	98,660	21,321,413
Old National Bancorp/IN	751,201	18,036,336
Seacoast Banking Corp of Florida (a)	158,200	4,795,042
Sierra Bancorp (a)	131,600	4,998,168
Southern Missouri Bancorp Inc	23,200	1,602,192
SOUTHSTATE BANK CORP	99,620	9,438,995
TriCo Bancshares	235,287	11,952,580
Truist Financial Corp	497,900	24,003,759
UMB Financial Corp	125,680	16,496,757
United Community Bank/SC	284,100	9,361,095
Univest Financial Corp (a)	241,559	9,527,087
US Bancorp	421,600	23,124,760
Wells Fargo & Co	436,492	33,845,590
WesBanco Inc	271,400	9,404,010
Wintrust Financial Corp	57,900	8,698,317
Zions Bancorp NA	132,400	8,268,380
		431,701,585
Capital Markets - 1.5%
State Street Corp	45,200	7,034,928
TOTAL UNITED STATES		438,736,513
TOTAL COMMON STOCKS (Cost $278,361,376)		451,718,035

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b)	3.67	324,513	324,578
Fidelity Securities Lending Cash Central Fund (b)(c)	3.67	5,504,840	5,505,390
TOTAL MONEY MARKET FUNDS (Cost $5,829,968)			5,829,968

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $284,191,344)	457,548,003
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(5,889,819)
NET ASSETS - 100.0%	451,658,184

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $7,100,710.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,069,355	12,256,385	13,001,162	7,970	-	-	324,578	324,513	0.0%
Fidelity Securities Lending Cash Central Fund	13,130,440	42,939,789	50,564,839	2,397	-	-	5,505,390	5,504,840	0.0%
Total	14,199,795	55,196,174	63,566,001	10,367	-	-	5,829,968

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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